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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment / /; Amendment Number: ______
  This Amendment (Check only one.):   / / is a restatement.
                                      / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sheffield Asset Management, L.L.C.

Address:  900 N. Michigan Avenue, Suite 1100
          Chicago, Illinois 60611

Form 13F File Number: 028-12168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy Rosenow
Title:    Chief Operating Officer
Phone:    (312) 506-6403

Signature, Place, and Date of Signing:

     /s/ Amy Rosenow          Chicago, Illinois        May 15, 2007
     ---------------
       [Signature]              [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               16

Form 13F Information Table Value Total:          296,917
                                             (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
          --------              --------  --------   --------        --------        --------    --------         --------

                                 TITLE               VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER            OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED     NONE
      --------------            --------   -----     --------  -------    ---  ----  ----------  --------  ----  ------     ----

Accredited Home Lenders Hld Co  COM       00437P107   3,150      339,767  SH         OTHER       *                 339,767

Biosante Pharmaceuticals Inc.   COM       09065V203   3,316      555,371  SH         OTHER       *                 555,371

CBS Corp.                       COM       124857202  21,092      689,500  SH         OTHER       *                 689,500

Citigroup Inc.                  COM       172967101  15,402      300,000  SH         OTHER       *                 300,000

Directed Electronics Inc.       COM       254575103   2,658      296,700  SH         OTHER       *                 296,700

Gametech International Inc.     COM       36466D102   5,263      430,700  SH         OTHER       *                 430,700

Lance Inc.                      COM       514606102  25,543    1,262,008  SH         OTHER       *               1,262,008

Maximus Inc.                    COM       577933104  41,090    1,191,700  SH         OTHER       *               1,191,700

MGIC Investment Corp.           COM       552848103   4,855       82,400  SH         OTHER       *                  82,400

Minerals Technologies Inc.      COM       603158106  32,743      526,750  SH         OTHER       *                 526,750

Radian Group Inc.               COM       750236101   2,640       48,100  SH         OTHER       *                  48,100

SAIC Inc.                       COM       78390X101  10,196      588,700  SH         OTHER       *                 588,700

Sanderson Farms Inc.            COM       800013104  52,380    1,413,387  SH         OTHER       *               1,413,387

Spansion Inc.                   COM       84649R101   9,928      814,400  SH         OTHER       *                 814,400

TRW Automotive Holdings Corp.   COM       87264S106  37,469    1,076,067  SH         OTHER       *               1,076,067

Whirlpool Corp                  COM       963320106  29,192      343,800  SH         OTHER       *                 343,800

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.